Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Repurchase Contingencies

The following is a schedule by years of future repurchase contingencies under the leases as of September 30, 2025:

Fiscal Year	Amount
Remainder of 2025	$—
2026	20,925
2027	22,875
2028	4,875
2029	5,408
Thereafter	1,600
$55,683

The following is a schedule by years of future repurchase contingencies under the leases as of the year ended December 31, 2024:

Fiscal Year	Amount
2025	$8,893
2026	25,618
2027	22,666
2028	5,362
2029	5,852
$68,391